Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Schedule of estimated useful life of property and equipment

Useful Lives (in Years)
Computer software and office and computer equipment	3-5 years
Machinery and equipment, automobiles, furniture & fixtures	3-10 years
Installed Level 2 electric vehicle charging stations	3 years
Installed Level 3 electric vehicle charging stations	5 years

Schedule of outstanding diluted shares outstanding from diluted loss per share computation
	2013	2012

Convertible notes	--	55,899

Preferred stock issued	25,000,000	25,000,000

Warrants	37,895,137	10,354,738

Options	4,943,665	36,885
Total Potential Dilutive Shares	67,838,802	35,447,522